Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Operations (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other operating expenses
Total other operating expenses	$ (347,623)	$ (312,662)
Operating income	12,061	(9,267)
Non-operating income (expense)
Interest expense	(76,876)	(86,704)
Income (loss) before income taxes	(49,116)	(102,285)
Net (loss) income	(54,237)	(105,452)
Net loss attributable to Viking Holdings Ltd	$ (54,380)	$ (105,473)
Net (loss) income per share attributable to ordinary and special shares
Basic	$ (0.12)	$ (0.24)
Diluted	$ (0.12)	$ (0.24)